REVENUE CLASSES AND CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE CLASSES AND CONCENTRATIONS (Tables)
Summary of operating revenue for disaggregated revenue purposes
	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021

Revenue by product/service lines:

Retail	$2,024,011	$253,250
Distribution	2,649	13,904
Services	4,059,563	426,681
Total	$6,086,223	$693,835

Revenue by subsidiary:

SinglePoint (parent company)	$15,060	$19,363
Boston Solar	3,839,773	-
Direct Solar America	108,386	389,081
DIGS	5,741	30,693
EnergyWyze	111,403	37,600
Box Pure Aire	2,005,860	217,098
Total	$6,086,223	$693,835

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Revenue by product/service lines:

Retail	$405,970	$85,428
Distribution	15,591	138,809
Services	387,341	2,653,924
Total	$808,902	$2,878,161

Revenue by subsidiary:

Singlepoint (parent company)	$35,326	$184,561
Direct Solar America	241,042	2,653,924
DIGS	37,358	39,676
Energywyze	146,299	-
Box Pure Air	348,877	-
Total	$808,902	$2,878,161